Cash and balances with the Brazilian Central Bank (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	R$ 16,657,201	R$ 20,148,725	R$ 20,127,364
of which:
Cash	4,026,282	4,266,197	4,877,849
Cash and Foreign currency application abroad	12,630,919	15,882,528	15,249,515
Total	R$ 16,657,201	R$ 20,148,725	R$ 20,127,364